TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - Codere Online Business [Member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	€ 936	€ 29,216	€ 26,738
Impairment of trade receivables	(101)	(30)	(53)
Current tax asset (VAT)	319	117	8
Prepayments	254	231	808
Other receivables	238	198	281
Total	€ 1,646	€ 29,732	€ 27,782